Five highest paid employees (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) individual	Dec. 31, 2016 USD ($) individual	Dec. 31, 2015 USD ($) individual
Disclosure of Highest Paid Employees [Line Items]
Bonus	$ 57,289,000	$ 123,313,000	$ 107,859,000
Expense arising from equity-settled share-based payment transactions	18,214,000	14,210,000	18,329,000
Total employee benefits expense	$ 621,945,000	547,918,000	446,935,000
Highest paid employees
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals | individual	5
Salaries and other benefits	$ 630,000	692,000	962,000
Bonus	746,000	611,000	636,000
Expense arising from equity-settled share-based payment transactions	338,000	412,000	552,000
Total employee benefits expense	1,714,000	1,715,000	2,150,000
Emoluments paid to the highest paid individuals	$ 0	$ 0	$ 0
Highly paid directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals | individual	3	2	2
Highly paid non-directors
Disclosure of Highest Paid Employees [Line Items]
Number of highest paid individuals | individual	2	3	3